Fair Value - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Level3 Promissory Note
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Fair value input, discount rate			11.30%
Level 3 Liability | Liability Innova EBITDA Support Agreement
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Fair value input, discount rate		5.70%	5.70%
Estimated fair value input discount rate		3.90%
Estimated carrying amount		$ 100
Level 3 Liability | License Agreement
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Fair value input, discount rate		5.70%	5.70%
Estimated fair value input discount rate		3.90%
Estimated carrying amount		$ 150
Long-term revenue forecast percentage		9.00%	9.00%
NYX Sub Preferred Shares
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Fair value input, discount rate	2.30%